SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.      SUBSEQUENT EVENTS

Stock Repurchase

Pursuant to the 10b5-1 plan established on November 17, 2022, the Company has subsequently repurchased 136,118 shares of Common Stock amounted to $0.3 million in January 2023, and this 10b5-1 plan was early terminated on January 23, 2023.

Termination of license agreement with Pharmathen

In the first quarter of 2023, the Company entered into a Termination Agreement and Release with Pharmathen, pursuant to which both parties agreed to terminate the exclusive distribution license agreement in 2019 with respect to product Octreotide LAI, and the Company received the 1.25 million euros (approximately $1.3 million) from Pharmathen.